COMMITMENTS AND CONTINGENCIES (Details Narrative)	Nov. 20, 2024 USD ($)
Multi Ways SG [Member]
Partial payment	$ 15,000
China Railway Tunnel Group Co Ltd [Member]
Claim amount	$ 51,108.73